Organization and Nature of Business (Details) (USD $)	6 Months Ended		12 Months Ended				1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2014 Common stock	Sep. 29, 2011 Common stock	Jun. 30, 2014 Common stock	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	May 31, 2014 Common stock IPO	May 31, 2014 Common stock Over-allotment option	Jun. 30, 2014 Common stock Series A convertible preferred stock
Reverse Stock Split
Ratio for reverse stock split															66.67
Capital Resources and Liquidity
Net loss	$ 24,955,000	$ 12,825,000	$ 25,056,000	$ 74,495,000	$ 8,918,000
Accumulated deficit	187,515,000		162,560,000	137,504,000
Cash and cash equivalents	111,845,000	13,304,000	43,819,000	22,062,000	11,855,000	15,791,000
Initial Public Offering
Shares sold								6,847,812	8,941,250	57,760	140,890	7,426,124	8,941,250	1,166,250
Public offering price per share													$ 9.00
Net proceeds from sale of shares in IPO													$ 69,200,000
Shares of common stock issued for conversion of Series A preferred							2,857,143